UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09877
CALVERT SOCIAL INDEX SERIES, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2005

Item 1. Schedule of Investments.
SCHEDULE OF INVESTMENTS
JUNE 30, 2005

	Shares	Value

EQUITY SECURITIES - 95.1%
Advertising Agencies - 0.3%
Harte-Hanks, Inc.	376	$11,178
Lamar Advertising Co.*	700	29,939
Omnicom Group, Inc.	1,459	116,516
RH Donnelley Corp.*	300	18,594
Valassis Communications, Inc.*	437	16,191

		192,418

Air Transportation - 0.6%
Expeditors International Washington, Inc.	820	40,844
FedEx Corp.	2,267	183,650
JetBlue Airways Corp.*	800	16,352
Southwest Airlines Co.	5,704	79,457

		320,303

Auto Parts — After Market - 0.1%
Genuine Parts Co.	1,361	55,923

Auto Parts — Original Equipment - 0.1%
ArvinMeritor, Inc.	600	10,674
BorgWarner, Inc.	400	21,468
Visteon Corp.	1,079	6,506

		38,648

Auto Trucks & Parts - 0.0%
Gentex Corp.	1,256	22,859

Banks — New York City - 2.1%
Bank of New York Co., Inc.	6,275	180,594
JPMorgan Chase & Co.	28,515	1,007,150

		1,187,744

Banks — Outside New York City - 11.0%
Amegy Bancorp, Inc.	500	11,190
AmSouth Bancorp	2,838	73,788
Associated Banc-Corp.	995	33,492
BancorpSouth, Inc.	547	12,909
Bank of America Corp.	32,310	1,473,659
Bank of Hawaii Corp.	400	20,300
BB&T Corp.	4,443	177,587

	Shares	Value

Cathay General Bancorp	300	10,113
Chittenden Corp.	375	10,200
Citizens Banking Corp.	300	9,066
City National Corp.	400	28,684
Colonial Bancgroup, Inc.	1,100	24,266
Comerica, Inc.	1,356	78,377
Commerce Bancorp, Inc.	1,268	38,433
Commerce Bancshares, Inc.	554	27,927
Compass Bancshares, Inc.	966	43,470
Cullen/Frost Bankers, Inc.	460	21,919
Doral Financial Corp.	711	11,760
East-West Bancorp, Inc.	400	13,436
Fifth Third Bancorp	3,774	155,527
First Bancorp Puerto Rico	300	12,045
First Horizon National Corp.	968	40,850
First Midwest Bancorp, Inc.	407	14,314
FirstMerit Corp.	600	15,666
Fulton Financial Corp.	1,306	23,512
Greater Bay Bancorp	400	10,548
Hibernia Corp.	1,203	39,916
Hudson United Bancorp	408	14,729
Huntington Bancshares, Inc.	1,710	41,279
Investors Financial Services Corp.	580	21,936
KeyCorp Ltd.	3,284	108,865
M&T Bank Corp.	692	72,771
Marshall & Ilsley Corp.	1,592	70,764
Mellon Financial Corp.	3,411	97,862
Mercantile Bankshares Corp.	609	31,382
National City Corp.	4,595	156,781
North Fork Bancorp, Inc.	3,560	100,000
Northern Trust Corp.	1,523	69,434
Old National Bancorp	554	11,856
Pacific Capital Bancorp	366	13,571
Park National Corp.	105	11,602
PNC Financial Services Group, Inc.	2,281	124,223
Popular, Inc.	1,930	48,617
Regions Financial Corp.	3,691	125,051
Sky Financial Group, Inc.	830	23,389
South Financial Group, Inc.	615	17,478
State Street Corp.	2,742	132,301
SunTrust Banks, Inc.	2,860	206,606
SVB Financial Group*	250	11,975
Synovus Financial Corp.	2,091	59,949
TCF Financial Corp.	1,058	27,381
TD Banknorth, Inc.	750	22,350
Texas Regional Bancshares, Inc.	300	9,144
Trustmark Corp.	400	11,704
UCBH Holdings, Inc.	700	11,368

	Shares	Value

United Bankshares, Inc.	300	10,683
US Bancorp	15,076	440,219
Valley National Bancorp	828	19,359
Wachovia Corp.	12,826	636,170
Wells Fargo & Co.	13,654	840,813
Westamerica Bancorporation	258	13,625
Whitney Holding Corp.	450	14,684
Wilmington Trust Corp.	486	17,501
Zions Bancorp	708	52,059

		6,132,435

Biotechnology — Research & Production - 1.8%
Amgen, Inc.*	10,233	618,687
Biogen Idec, Inc.*	2,760	95,082
Genzyme Corp. — General Division*	1,880	112,969
Icos Corp.*	500	10,585
Idexx Laboratories, Inc.*	300	18,699
Invitrogen Corp.*	415	34,565
Martek Biosciences Corp.*	200	7,590
Millennium Pharmaceuticals, Inc.*	2,486	23,045
Millipore Corp.*	400	22,692
Neurocrine Biosciences, Inc.*	332	13,964
OSI Pharmaceuticals, Inc.*	353	14,427
Protein Design Labs, Inc.*	800	16,168

		988,473

Building — Air Conditioning - 0.0%
York International Corp.	370	14,060

Building Materials - 0.2%
Hughes Supply, Inc.	494	13,881
Masco Corp.	3,582	113,764

		127,645

Cable Television Services - 0.6%
Echostar Communications Corp.	1,714	51,677
Liberty Global, Inc.*	1,847	86,197
Liberty Media Corp.*	20,744	211,381

		349,255

Chemicals - 0.6%
Air Products & Chemicals, Inc.	1,698	102,389
Airgas, Inc.	500	12,335
Ecolab, Inc.	1,498	48,475
Lubrizol Corp.	500	21,005
Praxair, Inc.	2,620	122,092
Sigma-Aldrich Corp.	455	25,498

		331,794

	Shares	Value

Commercial Information Services - 0.0%
Arbitron, Inc.	200	8,580
Ask Jeeves, Inc.*	500	15,095

		23,675

Communications & Media - 1.0%
Time Warner, Inc.*	35,276	589,462

Communications Technology - 4.0%
3Com Corp*	3,205	11,666
ADC Telecommunications, Inc.*	936	20,377
Adtran, Inc.	521	12,916
Avaya, Inc.*	3,625	30,160
Avocent Corp.*	400	10,456
Brocade Communications Systems, Inc.*	2,099	8,144
CIENA Corp.*	4,544	9,497
Cisco Systems, Inc.*	52,708	1,007,250
Foundry Networks, Inc.*	1,000	8,630
Harris Corp.	1,100	34,331
JDS Uniphase Corp.*	11,070	16,826
Juniper Networks, Inc.*	4,361	109,810
Motorola, Inc.	19,600	357,896
NCR Corp.*	1,548	54,366
Qualcomm, Inc.	13,214	436,194
Scientific-Atlanta, Inc.	1,192	39,658
SpectraSite, Inc.*	400	29,772
Tellabs, Inc.*	3,376	29,371
TIBCO Software, Inc.*	1,600	10,464
UTStarcom, Inc.*	784	5,872

		2,243,656

Computer — Services, Software & Systems - 5.3%
Acxiom Corp.	695	14,512
Adobe Systems, Inc.	3,928	112,419
Affiliated Computer Services, Inc.*	1,000	51,100
Akamai Technologies, Inc.*	1,000	13,130
Amdocs Ltd.*	1,524	40,279
Autodesk, Inc.	1,900	65,303
BEA Systems, Inc.*	3,142	27,587
BMC Software, Inc.*	1,778	31,915
Cadence Design Systems, Inc.*	2,200	30,052
Ceridian Corp.*	1,244	24,233
Check Point Software Technologies Ltd.*	1,433	28,373
Citrix Systems, Inc.*	1,322	28,635
Cognizant Technology Solutions Corp.*	1,100	51,843

	Shares	Value

Compuware Corp.*	2,827	20,326
Electronics for Imaging, Inc.*	400	8,416
Hyperion Solutions Corp.*	300	12,072
Intuit, Inc.*	1,439	64,913
Macromedia, Inc.*	600	22,932
Mentor Graphics Corp.*	583	5,976
Mercury Interactive Corp.*	665	25,509
Microsoft Corp.	77,461	1,924,131
National Instruments Corp.	416	8,819
Novell, Inc.*	2,993	18,557
Parametric Technology Corp.*	2,169	13,838
QLogic Corp.*	808	24,943
Red Hat, Inc.*	1,355	17,751
Reynolds & Reynolds Co.	517	13,975
Siebel Systems, Inc.	3,685	32,797
Sybase, Inc.*	751	13,781
Symantec Corp.*	5,700	123,918
Veritas Software Corp.*	3,458	84,375

		2,956,410

Computer Technology - 5.9%
Apple Computer, Inc.*	6,574	241,989
Dell, Inc.*	17,579	694,546
Electronic Data Systems Corp.	4,100	78,925
EMC Corp.*	19,443	266,564
Emulex Corp.*	661	12,070
Hewlett-Packard Co.	23,411	550,393
Imation Corp.	300	11,637
Ingram Micro, Inc.*	1,039	16,271
International Business Machines Corp.	13,441	997,322
Maxtor Corp.*	1,969	10,239
Network Appliance, Inc.*	2,840	80,287
Nvidia Corp.*	1,264	33,774
SanDisk Corp.*	1,300	30,849
Seagate Technology, Inc.	1,700	29,835
Storage Technology Corp.*	860	31,209
Sun Microsystems, Inc.*	26,568	99,099
Synopsys, Inc.*	1,138	18,970
Unisys Corp.*	2,700	17,091
Western Digital Corp.*	1,700	22,814
Zebra Technologies Corp.*	600	26,274

		3,270,158

Consumer Electronics - 1.1%
CNET Networks, Inc.*	1,100	12,914
DoubleClick, Inc.*	956	8,021
Earthlink, Inc.*	1,140	9,872

	Shares	Value

Electronic Arts, Inc.*	2,400	135,864
Garmin Ltd.	512	21,888
Harman International Industries, Inc.	534	43,446
Yahoo!, Inc.*	10,370	359,321

		591,326

Consumer Products - 1.3%
Alberto-Culver Co.	693	30,028
American Greetings Corp.	500	13,250
Blyth, Inc.	199	5,582
Gillette Co.	7,338	371,523
Kimberly-Clark Corp.	3,906	244,477
Snap-On, Inc.	400	13,720
Toro Co.	400	15,444
Yankee Candle Co., Inc.	400	12,840

		706,864

Containers & Packaging — Metal & Glass - 0.0%
Aptargroup, Inc.	257	13,056

Containers & Packaging — Paper & Plastic - 0.1%
Bemis Co.	900	23,886
Sealed Air Corp.*	700	34,853
Sonoco Products Co.	800	21,200

		79,939

Cosmetics - 0.3%
Avon Products, Inc.	3,804	143,981
Estee Lauder Co.’s, Inc.	1,084	42,417

		186,398

Diversified Financial Services - 1.8%
American Express Co.	8,964	477,154
Bisys Group, Inc.*	1,000	14,940
Chicago Mercantile Exchange Holdings, Inc.	200	59,100
CIT Group, Inc.	1,729	74,295
Goldman Sachs Group, Inc.	3,306	337,278
Leucadia National Corp.	638	24,646

		987,413

Diversified Materials & Processing - 0.1%
American Standard Co.’s	1,428	59,862

Diversified Production - 0.4%
Danaher Corp.	2,026	106,041
Dover Corp.	1,598	58,135
Pentair, Inc.	800	34,248

		198,424

	Shares	Value

Drug & Grocery Store Chains - 1.2%
CVS Corp.	6,456	187,676
Supervalu, Inc.	1,086	35,414
Walgreen Co.	8,256	379,693
Whole Foods Market, Inc.	536	63,409

		666,192

Drugs & Pharmaceuticals - 8.0%
Allergan, Inc.	1,082	92,230
AmerisourceBergen Corp.	952	65,831
Amylin Pharmaceuticals, Inc.*	800	16,744
Barr Pharmaceuticals, Inc.*	765	37,286
Bristol-Myers Squibb Co.	15,684	391,786
Cardinal Health, Inc.	3,461	199,284
Forest Laboratories, Inc.*	2,950	114,608
Gilead Sciences, Inc.*	3,468	152,557
Hospira, Inc.*	1,300	50,700
IVAX Corp.*	1,717	36,916
Johnson & Johnson	23,867	1,551,355
Medicis Pharmaceutical Corp.	500	15,865
Medimmune, Inc.*	2,032	54,295
MGI Pharma, Inc.*	600	13,056
Nektar Therapeutics*	700	11,788
Onyx Pharmaceuticals, Inc.*	300	7,164
Par Pharmaceutical Co’s, Inc.*	300	9,543
Pfizer, Inc.	60,210	1,660,592
Taro Pharmaceuticals Industries Ltd.*	200	5,814

		4,487,414

Education Services - 0.3%
Apollo Group, Inc.*	1,257	98,323
Corinthian Colleges, Inc.*	700	8,939
DeVry, Inc.*	500	9,950
Education Management Corp.*	500	16,865
Laureate Education, Inc.*	400	19,144
Strayer Education, Inc.	100	8,626

		161,847

Electrical — Household Appliances - 0.1%
Maytag Corp.	560	8,770
Whirlpool Corp.	554	38,841

		47,611

	Shares	Value

Electronic Equipment & Components - 0.5%
Cooper Industries Ltd.	700	44,730
Emerson Electric Co.	3,400	212,942
Hubbell, Inc., Class B	450	19,845
Molex, Inc.	500	13,020

		290,537

Electronics - 0.2%
Amphenol Corp.	678	27,235
Avid Technology, Inc.*	300	15,984
Flir Systems, Inc.*	600	17,904
Sanmina-SCI Corp.*	4,185	22,892
Semtech Corp.*	606	10,090

		94,105

Electronics — Gauge & Meter - 0.1%
Mettler Toledo International, Inc.*	400	18,632
Tektronix, Inc.	700	16,289

		34,921

Electronics — Medical Systems - 1.0%
Affymetrix, Inc.*	500	26,965
Medtronic, Inc.	9,690	501,845
Varian Medical Systems, Inc.*	1,102	41,138

		569,948

Electronics — Semiconductors / Components - 4.8%
Advanced Micro Devices, Inc.*	3,129	54,257
Altera Corp.*	3,019	59,837
Analog Devices, Inc.	2,991	111,594
Applied Micro Circuits Corp.*	2,520	6,451
Arrow Electronics, Inc.*	934	25,367
Atmel Corp.*	3,514	8,328
Avnet, Inc.*	1,018	22,936
Broadcom Corp.*	2,101	74,607
Conexant Systems, Inc.*	3,698	5,954
Fairchild Semiconductor International, Inc.*	976	14,396
Flextronics International Ltd.*	4,500	59,445
Integrated Circuit Systems, Inc.*	600	12,384
Integrated Device Technology, Inc.*	873	9,385
Intel Corp.	50,545	1,317,203
Intersil Corp.	1,200	22,524
Jabil Circuit, Inc.*	1,318	40,502
Linear Technology Corp.	2,501	91,762
LSI Logic Corp.*	3,100	26,319
Marvell Technology Group Ltd.*	1,614	61,397
Microchip Technology, Inc.	1,700	50,354
Micron Technology, Inc.*	4,973	50,774
National Semiconductor Corp.	2,800	61,684

	Shares	Value

PMC — Sierra, Inc.*	1,426	13,305
RF Micro Devices, Inc.*	1,518	8,243
Silicon Laboratories, Inc.*	300	7,863
Skyworks Solutions, Inc.*	1,300	9,581
Texas Instruments, Inc.	13,620	382,313
Vitesse Semiconductor Corp.*	1,800	3,762
Xilinx, Inc.	2,760	70,380

		2,682,907

Electronics — Technology - 0.1%
Solectron Corp.*	7,698	29,175
Trimble Navigation Ltd.*	400	15,588

		44,763

Entertainment - 0.0%
Pixar, Inc.*	428	21,421

Finance — Small Loan - 0.4%
AmeriCredit Corp.*	1,220	31,110
SLM Corp.	3,430	174,244

		205,354

Finance Companies - 0.3%
Capital One Financial Corp.	1,922	153,779

Financial Data Processing Services - 1.4%
Automatic Data Processing, Inc.	4,788	200,952
Checkfree Corp.*	490	16,689
Deluxe Corp.	399	16,199
DST Systems, Inc.*	525	24,570
Fair Isaac Corp.	550	20,075
First Data Corp.	6,251	250,915
Fiserv, Inc.*	1,523	65,413
Global Payments, Inc.	300	20,340
Jack Henry & Associates, Inc.	622	11,389
Paychex, Inc.	2,688	87,468
SunGard Data Systems, Inc.*	2,333	82,052

		796,062

Financial Information Services - 0.2%
D & B Corp.*	602	37,113
Dow Jones & Co., Inc.	401	14,215
Moody’s Corp.	1,960	88,122

		139,450

	Shares	Value

Financial Miscellaneous - 2.7%
AMBAC Financial Group, Inc.	900	62,784
Brown & Brown, Inc.	500	22,470
CapitalSource, Inc.*	500	9,815
Fannie Mae	7,805	455,812
Fidelity National Financial, Inc.	1,219	43,506
First American Corp.	659	26,452
Freddie Mac	5,574	363,592
H & R Block, Inc.	1,288	75,155
MBIA, Inc.	1,153	68,384
MBNA Corp.	9,123	238,658
MGIC Investment Corp.	832	54,263
Nationwide Financial Services, Inc.	500	18,970
Providian Financial Corp.*	2,364	41,677
Radian Group, Inc.	710	33,526

		1,515,064

Foods - 1.4%
Del Monte Foods Co.*	1,600	17,232
General Mills, Inc.	2,871	134,334
H.J. Heinz Co.	2,838	100,522
Hershey Foods Corp.	1,414	87,809
JM Smucker Co.	500	23,470
Kellogg Co.	1,900	84,436
McCormick & Co., Inc.	900	29,412
NBTY, Inc.*	500	12,970
Performance Food Group Co.*	400	12,084
Sysco Corp.	5,150	186,379
William Wrigley Jr. Co.	1,119	77,032

		765,680

Forest Products - 0.2%
Weyerhaeuser Co.	1,900	120,935

Healthcare Facilities - 0.5%
DaVita, Inc.*	800	36,384
Health Management Associates, Inc.	1,878	49,166
Laboratory Corp. of America Holdings, Inc.*	1,116	55,688
LifePoint Hospitals, Inc.*	357	18,036
Pharmaceutical Product Development, Inc.*	402	18,838
Quest Diagnostics, Inc.	1,166	62,113
Renal Care Group, Inc.*	550	25,355

		265,580

Healthcare Management Services - 0.5%
Caremark Rx, Inc.*	3,650	162,498
Health Net, Inc.*	941	35,909
IMS Health, Inc.	1,899	47,038
Universal Health Services, Inc., Class B	460	28,603
WebMD Corp.*	2,494	25,613

		299,661

	Shares	Value

Healthcare Services - 1.0%
Accredo Health, Inc.*	400	18,160
Apria Healthcare Group, Inc.*	437	15,138
Express Scripts, Inc.*	1,022	51,080
Lincare Holdings, Inc.*	820	33,489
McKesson Corp.	2,174	97,373
Omnicare, Inc.	812	34,453
WellPoint, Inc.*	4,800	334,272

		583,965

Home Building - 0.6%
DR Horton, Inc.	2,310	86,879
KB Home	614	46,805
MDC Holdings, Inc.	284	23,359
NVR, Inc.*	42	34,020
Pulte Homes, Inc.	826	69,591
Ryland Group, Inc.	424	32,169
Standard-Pacific Corp.	200	17,590

		310,413

Household Equipment & Products - 0.2%
Black & Decker Corp.	600	53,910
Stanley Works	700	31,878

		85,788

Household Furnishings - 0.0%
Ethan Allen Interiors, Inc.	266	8,914

Identification Control & Filter Devices - 0.6%
Agilent Technologies, Inc.*	3,964	91,251
American Power Conversion Corp.	1,484	35,008
Donaldson Co., Inc.	600	18,198
Flowserve Corp.*	467	14,131
IDEX Corp.	400	15,444
Pall Corp.	1,042	31,635
Parker Hannifin Corp.	915	56,739
Roper Industries, Inc.	336	23,980
Waters Corp.*	977	36,315

		322,701

	Shares	Value

Insurance — Life - 0.9%
AmerUs Group Co.	300	14,415
Conseco, Inc.*	1,200	26,184
Jefferson-Pilot Corp.	1,084	54,655
Principal Financial Group	2,500	104,750
Prudential Financial, Inc.	4,200	275,772

		475,776

Insurance — Multi-Line - 4.0%
Aflac, Inc.	4,061	175,760
Allmerica Financial Corp.*	470	17,432
American International Group, Inc.	18,392	1,068,575
American National Insurance Co.	174	19,956
Arthur J. Gallagher & Co.	700	18,991
Cigna Corp.	1,062	113,666
Cincinnati Financial Corp.	1,374	54,355
Hartford Financial Services Group, Inc.	2,320	173,490
Hilb, Rogal, & Hobbs Co.	300	10,320
IPC Holdings Ltd.	318	12,599
Lincoln National Corp.	1,431	67,143
Markel Corp.*	64	21,696
PartnerRe Ltd.	436	28,087
Protective Life Corp.	500	21,110
Safeco Corp.	1,065	57,872
St. Paul Travelers Co.’s, Inc.	5,397	213,343
StanCorp Financial Group, Inc.	200	15,316
Torchmark Corp.	900	46,980
Unitrin, Inc.	347	17,038
UnumProvident Corp.	2,358	43,199
Willis Group Holdings Ltd.	1,000	32,720

		2,229,648

Insurance — Property & Casualty - 1.3%
ACE Ltd.	2,300	103,155
Chubb Corp.	1,573	134,665
Commerce Group, Inc.	200	12,422
Erie Indemnity Co.	222	12,044
Everest Re Group Ltd.	500	46,500
Fremont General Corp.	500	12,165
HCC Insurance Holdings, Inc.	544	20,601
Mercury General Corp.	258	14,066
Ohio Casualty Corp.	500	12,090
PMI Group, Inc.	800	31,184
Progressive Corp.	1,430	141,298
RenaissanceRe Holdings Ltd.	525	25,851
Transatlantic Holdings, Inc.	181	10,103
White Mountains Insurance Group Ltd.	59	37,223
WR Berkley Corp.	925	33,004
XL Capital Ltd.	1,100	81,862

		728,233

	Shares	Value

Investment Management Companies - 0.3%
Affiliated Managers Group, Inc.*	210	14,349
Eaton Vance Corp.	1,100	26,301
Federated Investors, Inc., Class B	731	21,937
SEI Investments Co.	595	22,223
T. Rowe Price Group, Inc.	1,043	65,292
Waddell & Reed Financial, Inc.	700	12,950

		163,052

Leisure Time - 0.0%
SCP Pool Corp.	400	14,036

Machinery — Agricultural - 0.3%
AGCO Corp.*	700	13,384
Deere & Co.	2,038	133,469

		146,853

Machinery — Construction & Handling - 0.0%
Terex Corp.*	400	15,760

Machinery — Engines - 0.1%
Briggs & Stratton Corp.	394	13,640
Cummins, Inc.	300	22,383

		36,023

Machinery — Industrial / Specialty - 0.3%
Illinois Tool Works, Inc.	2,131	169,798
Kennametal, Inc.	300	13,755

		183,553

Machinery — Oil Well Equipment & Services - 0.3%
Cooper Cameron Corp.*	470	29,164
FMC Technologies, Inc.*	500	15,985
Grant Prideco, Inc.*	980	25,921
Noble Corp.	1,100	67,661
Smith International, Inc.	820	52,234

		190,965

Machinery — Specialty - 0.0%
Graco, Inc.	550	18,739

	Shares	Value

Medical & Dental — Instruments & Supplies - 1.2%
Beckman Coulter, Inc.	500	31,785
Becton Dickinson & Co.	1,865	97,857
Biomet, Inc.	1,886	65,331
Cooper Co’s, Inc.	400	24,344
Cytyc Corp.*	907	20,008
Dade Behring Holdings, Inc.	300	19,503
Dentsply International, Inc.	600	32,400
Edwards Lifesciences Corp.*	460	19,789
Gen-Probe, Inc.*	400	14,492
Henry Schein, Inc.*	674	27,984
Invacare Corp.	230	10,203
Patterson Co’s, Inc.*	898	40,482
ResMed, Inc.*	320	21,117
Respironics, Inc.*	600	21,666
St. Jude Medical, Inc.*	2,900	126,469
Stryker Corp.	2,230	106,059
Techne Corp.*	300	13,773

		693,262

Medical Services - 0.1%
Coventry Health Care, Inc.*	818	57,874
VCA Antech, Inc.*	700	16,975

		74,849

Milling — Fruit & Grain Production - 0.0%
Corn Products International, Inc.	600	14,256

Miscellaneous Business & Consumer Discretionary - 0.1%
E.W. Scripps Co.	624	30,451

Miscellaneous Equipment - 0.1%
W.W. Grainger, Inc.	639	35,011

Multi-Sector Companies - 0.8%
3M Co.	5,766	416,882
Carlisle Co.’s, Inc.	250	17,158
Lancaster Colony Corp.	200	8,584
Teleflex, Inc.	252	14,961

		457,585

Office Furniture & Business Equipment - 0.6%
Diebold, Inc.	560	25,262
Herman Miller, Inc.	536	16,530
HNI Corp.	383	19,590
Lexmark International, Inc.*	1,072	69,498
Pitney Bowes, Inc.	1,892	82,397
Xerox Corp.*	7,683	105,949

		319,226

	Shares	Value

Office Supplies - 0.1%
Avery Dennison Corp.	788	41,732

Oil — Crude Producers - 0.6%
Chesapeake Energy Corp.	2,445	55,746
EOG Resources, Inc.	1,900	107,920
Pioneer Natural Resources Co.	1,184	49,823
XTO Energy, Inc.	2,818	95,784

		309,273

Photography - 0.1%
Eastman Kodak Co.	2,300	61,755

Production Technology Equipment - 0.7%
Applied Materials, Inc.	13,313	215,404
Cognex Corp.	300	7,857
Cymer, Inc.*	250	6,588
KLA-Tencor Corp.	1,616	70,619
Lam Research Corp.*	1,100	31,834
Novellus Systems, Inc.*	1,130	27,922
Teradyne, Inc.*	1,572	18,817
Varian Semiconductor Equipment Associates, Inc.*	342	12,654

		391,695

Publishing — Miscellaneous - 0.4%
John Wiley & Sons, Inc.	350	13,906
McGraw-Hill Co.’s, Inc.	3,124	138,237
Meredith Corp.	332	16,288
RR Donnelley & Sons Co.	1,719	59,323

		227,754

Publishing — Newspapers - 0.2%
Belo Corp.	801	19,200
Lee Enterprises, Inc.	300	12,027
McClatchy Co.	200	13,088
Media General, Inc.	151	9,779
New York Times Co.	1,185	36,913
Washington Post Co., Class B	47	39,246

		130,253

Radio & Television Broadcasters - 0.3%
Entercom Communications Corp.*	360	11,984
Sirius Satellite Radio, Inc.*	9,600	62,208
Univision Communications, Inc.*	2,070	57,029
XM Satellite Radio Holdings, Inc.*	1,600	53,856

		185,077

Real Estate - 0.1%
St. Joe Co.	600	48,924

	Shares	Value

Real Estate Investment Trust - 0.1%
La Quinta Corp.*	1,600	14,928
New Century Financial Corp.	400	20,580

		35,508

Recreational Vehicles & Boats - 0.2%
Harley-Davidson, Inc.	2,340	116,064

Rent & Lease Services - Commercial - 0.0%
United Rentals, Inc.*	500	10,105

Restaurants - 0.6%
Brinker International, Inc.*	741	29,677
CEC Entertainment, Inc.*	286	12,038
Cheesecake Factory, Inc.*	600	20,838
Darden Restaurants, Inc.	1,183	39,015
Krispy Kreme Doughnuts, Inc.*	500	3,480
Outback Steakhouse, Inc.	550	24,882
Panera Bread Co.*	200	12,417
PF Chang’s China Bistro, Inc.*	200	11,796
Ruby Tuesday, Inc.	500	12,950
Starbucks Corp.*	3,175	164,021

		331,114

Retail - 5.2%
Advance Auto Parts, Inc.*	587	37,891
Amazon.Com, Inc.*	2,365	78,234
Barnes & Noble, Inc.*	449	17,421
Bed Bath & Beyond, Inc.*	2,377	99,311
Best Buy Co., Inc.	2,140	146,697
BJ’s Wholesale Club, Inc.*	570	18,519
Borders Group, Inc.	600	15,186
Carmax, Inc.*	800	21,320
CDW Corp.	548	31,285
Chico’s FAS, Inc.*	1,400	47,992
Costco Wholesale Corp.	3,682	165,027
Dollar General Corp.	2,469	50,269
Dollar Tree Stores, Inc.*	896	21,504
Family Dollar Stores, Inc.	1,315	34,322
Fastenal Co.	540	33,080
Gap, Inc.	5,105	100,824
Home Depot, Inc.	17,699	688,491
Kohl’s Corp.*	2,441	136,476
Linens ‘N Things, Inc.*	400	9,464
Lowe’s Co.’s, Inc.	5,688	331,155
Nordstrom, Inc.	1,006	68,378
Office Depot, Inc.*	2,516	57,465
O’Reilly Automotive, Inc.*	826	24,623
PEP Boys — Manny Moe & Jack	500	6,770
PETsMART, Inc.	1,200	36,420
RadioShack Corp.	1,300	30,121
Ross Stores, Inc.	1,200	34,692
Saks, Inc.*	1,026	19,463
Staples, Inc.	5,956	126,982
Target Corp.	6,409	348,714
Tractor Supply Co.*	300	14,730
Williams-Sonoma, Inc.*	774	30,627

		2,883,453

	Shares	Value

Savings & Loans - 1.3%
Astoria Financial Corp.	800	22,776
Commercial Federal Corp.	321	10,811
Downey Financial Corp.	184	13,469
Golden West Financial Corp.	2,504	161,208
Hudson City Bancorp, Inc.	4,766	54,380
Independence Community Bank Corp.	681	25,149
IndyMac Bancorp, Inc.	500	20,365
New York Community Bancorp, Inc.	1,980	35,878
Peoples Bank Bridgeport	500	15,120
Sovereign Bancorp, Inc.	3,042	67,958
Washington Federal, Inc.	733	17,240
Washington Mutual, Inc.	7,007	285,115
Webster Financial Corp.	416	19,423

		748,892

Scientific Equipment & Supplies - 0.1%
Applera Corp. — Applied Biosystems Group	1,633	32,121
Varian, Inc.*	300	11,337

		43,458

Securities Brokers & Services - 0.7%
A.G. Edwards, Inc.	600	27,090
Ameritrade Holding Corp.*	2,277	42,329
Charles Schwab Corp.	8,943	100,877
E*Trade Financial Corp.*	2,991	41,844
Franklin Resources, Inc.	1,144	88,065
Jefferies Group, Inc.	400	15,156
Legg Mason, Inc.	805	83,809

		399,170

Services — Commercial - 0.9%
Brink’s Co.	500	18,000
Convergys Corp.*	1,095	15,571
Corporate Executive Board Co.	352	27,572
eBay, Inc.*	8,016	264,608
Getty Images, Inc.*	371	27,550
Iron Mountain, Inc.*	843	26,150
Manpower, Inc.	735	29,238
Monster Worldwide, Inc.*	900	25,812
Regis Corp.	400	15,632
Robert Half International, Inc.	1,376	34,359
Sabre Holdings Corp.	1,083	21,606
Viad Corp.	172	4,874
Weight Watchers International, Inc.*	305	15,741

		526,713

	Shares	Value

Shoes - 0.1%
Reebok International Ltd.	437	18,280
Timberland Co.*	368	14,249

		32,529

Soaps & Household Chemicals - 2.3%
Church & Dwight Co., Inc.	450	16,290
Colgate-Palmolive Co.	4,241	211,668
Procter & Gamble Co.	20,140	1,062,385

		1,290,343

Steel - 0.0%
Harsco Corp.	300	16,365
Worthington Industries	600	9,480

		25,845

Telecommunications Equipment - 0.2%
American Tower Corp.*	1,800	37,836
Andrew Corp.*	1,210	15,440
Crown Castle International Corp.*	1,802	36,617
Plantronics, Inc.	400	14,544
Polycom, Inc.*	800	11,928

		116,365

Textiles Apparel Manufacturers - 0.1%
Jones Apparel Group, Inc.	1,000	31,040
Tommy Hilfiger Corp.*	700	9,632

		40,672

Toys - 0.1%
Mattel, Inc.	3,300	60,390

Transportation Miscellaneous - 0.7%
CH Robinson Worldwide, Inc.	647	37,655
United Parcel Service, Inc., Class B	4,903	339,091

		376,746

	Shares	Value

Truckers - 0.0%
CNF, Inc.	450	20,205

Utilities — Cable, Television, & Radio - 0.6%
Cablevision Systems Corp.*	1,547	49,813
Comcast Corp.*	10,143	311,390

		361,203

Utilities — Electrical - 0.2%
Duquesne Light Holdings, Inc.	600	11,208
Hawaiian Electric Industries, Inc.	600	16,086
NiSource, Inc.	2,200	54,406
OGE Energy Corp.	700	20,258
Puget Energy, Inc.	800	18,704

		120,662

Utilities — Gas Distribution - 0.6%
AGL Resources, Inc.	620	23,963
Atmos Energy Corp.	600	17,280
Energen Corp.	600	21,030
KeySpan Corp.	1,307	53,195
Kinder Morgan, Inc.	812	67,558
Nicor, Inc.	400	16,468
Oneok, Inc.	800	26,120
Peoples Energy Corp.	257	11,169
Piedmont Natural Gas Co., Inc.	582	13,980
Questar Corp.	656	43,230
WGL Holdings, Inc.	400	13,456

		307,449

Utilities — Gas Pipelines - 0.1%
Equitable Resources, Inc.	489	33,252

Utilities — Miscellaneous - 0.0%
MDU Resources Group, Inc.	850	23,945

Utilities — Telecommunications - 3.0%
Alltel Corp.	2,511	156,385
BellSouth Corp.	14,774	392,545
CenturyTel, Inc.	984	34,076
Cincinnati Bell, Inc.*	2,000	8,600
Citizens Communications Co.	2,693	36,194
McLeod USA, Inc., Escrowed*	2,259	—
Nextel Communications, Inc.*	8,713	281,517
NII Holdings, Inc., Class B*	500	31,970
NTL, Inc.*	572	39,136
SBC Communications, Inc.	26,525	629,969
Telephone & Data Systems, Inc.	360	14,692
Western Wireless Corp.*	600	25,380

		1,650,464

	Shares	Value

Utilities — Water - 0.0%
Aqua America, Inc.	725	21,562

Wholesalers - 0.1%
Tech Data Corp.*	460	16,841
United Stationers, Inc.*	300	14,730

		31,571

Total Equity Securities (Cost $50,980,721)		53,174,633

	PRINCIPAL
	AMOUNT	VALUE

U.S. Government Agencies and Instrumentalities - 4.3%
Federal Home Loan Bank Discount Notes, 7/1/05	$2,400,000	$2,400,000

Total U.S. Government Agencies and Instrumentalities (Cost $2,400,000)		2,400,000

U.S. Treasury - 0.2%

United States Treasury Bills, 2.76%, 8/18/05 (l)	100,000	99,630

Total U.S. Treasury (Cost $99,630)		99,630

Total Investments (Cost $53,480,351) - 99.6%		55,674,263
Other assets and liabilities, net - 0.4%		214,182

Net Assets - 100%		$55,888,445

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)

Purchased:
S&P 500 Index^	8	9/05	$2,391,000	($31,752)
NASDAQ 100 Index^	3	9/05	$450,900	($10,960)

				($42,712)

*	Non-income producing security.
(l) Collateral for futures contracts.
^ Futures collateralized by 100,000 units of U.S. Treasury Bills.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Social Index Fund (the “Fund”), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2005 there were no securities fair valued under the direction of the Board of Directors.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for Class I shares). The redemption fee is paid to the Fund and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
NOTE B — TAX INFORMATION
The cost of investments owned at June 30, 2005 for federal income tax purposes was $55,988,932. Net unrealized depreciation aggregated $314,669 of which $6,890,534 related to appreciated securities and $7,205,203 related to depreciated securities.
Net realized capital loss carryforwards for federal income tax purposes of $115,227, $1,114,446, $1,821,069 and $900,355 at September 30, 2004 may be utilized to offset future capital gains until expiration in September 2009, September 2010, September 2011 and September 2012, respectively.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:	/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
Senior Vice President — Principal Executive Officer

Date:	August 25, 2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby

D. Wayne Silby
President — Principal Executive Officer

Date:	August 25, 2005

/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
Senior Vice President — Principal Executive Officer

Date:	August 25, 2005

/s/ Ronald M. Wolfsheimer

Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	August 26, 2005